Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities

	2022			2021
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies	38,279	60,382	98,661	4,549	62,464	67,013
Total	38,279	60,382	98,661	4,549	62,464	67,013